Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.5%
		Australia: 1.8%
3,730		BHP Group PLC	$79,670	1.8

		Bermuda: 0.2%
500		Hiscox Ltd.	10,203	0.2

		Germany: 0.2%
781		TUI AG	9,070	0.2

		Ireland: 1.0%
176		DCC PLC	15,349	0.4
137		Flutter Entertainment PLC	12,820	0.3
426		Smurfit Kappa PLC	12,727	0.3
			40,896	1.0

		Mexico: 0.1%
331		Fresnillo PLC	2,785	0.1

		Netherlands: 9.7%
7,701		Royal Dutch Shell PLC - Class A	225,853	5.2
6,724		Royal Dutch Shell PLC - Class B	198,730	4.5
			424,583	9.7

		Russia: 0.2%
556		Polymetal International PLC	7,809	0.2

		Switzerland: 1.6%
349		Coca-Cola HBC AG	11,399	0.3
19,735		Glencore PLC	59,472	1.3
			70,871	1.6

		United Arab Emirates: 0.1%
155		NMC Health PLC	5,166	0.1

		United Kingdom: 78.6%
1,708		3i Group PLC	24,445	0.6
369		Admiral Group PLC	9,596	0.2
2,245		Anglo American PLC	51,594	1.2
621		Antofagasta PLC	6,856	0.2
825		Ashtead Group PLC	22,943	0.5
624		Associated British Foods PLC	17,665	0.4
2,355		AstraZeneca PLC	210,275	4.8
1,630	(1)	Auto Trader Group PLC	10,216	0.2
114		Aveva Group PLC	5,180	0.1
7,006		Aviva PLC	34,394	0.8
5,743		BAE Systems PLC	40,220	0.9
30,835		Barclays PLC	56,813	1.3
1,808		Barratt Developments PLC	14,393	0.3
210		Berkeley Group Holdings PLC	10,782	0.2
35,738		BP PLC	226,248	5.2
4,095		British American Tobacco PLC	151,229	3.5
1,668		British Land Co. PLC	11,999	0.3
15,669		BT Group PLC	34,368	0.8
603		Bunzl PLC	15,762	0.4
732		Burberry Group PLC	19,553	0.4
282		Carnival PLC	11,669	0.3
10,433		Centrica PLC	9,461	0.2
2,843		Compass Group PLC	73,158	1.7
1,430		CRH PLC - London	49,035	1.1
223		Croda International PLC	13,321	0.3
4,191		Diageo PLC	171,203	3.9
2,286		DS Smith PLC	10,122	0.2
981		Evraz PLC	5,646	0.1
1,628		Experian PLC	52,062	1.2
412	(2)	Ferguson PLC	30,068	0.7
8,793		GlaxoSmithKline PLC	188,474	4.3
680		Halma PLC	16,460	0.4
484		Hargreaves Lansdown PLC	12,357	0.3
252		Hikma Pharmaceuticals PLC	6,813	0.2
36,327		HSBC Holdings PLC	278,345	6.4
1,709		Imperial Brands PLC	38,377	0.9
2,236		Informa PLC	23,417	0.5
326		InterContinental Hotels Group PLC	20,344	0.5
2,846		International Consolidated Airlines Group SA	16,610	0.4
289		Intertek Group PLC	19,453	0.4
6,683		ITV PLC	10,351	0.2
2,914		J Sainsbury PLC	7,863	0.2
647		JD Sports Fashion PLC	5,972	0.1
341		Johnson Matthey PLC	12,808	0.3
1,034	(2)	Just Eat PLC	8,494	0.2
3,787		Kingfisher PLC	9,624	0.2
1,278		Land Securities Group PLC	13,460	0.3
10,620		Legal & General Group PLC	32,416	0.7
126,712		Lloyds Banking Group Plc	84,000	1.9
562		London Stock Exchange Group PLC	50,467	1.2
1,390		Meggitt PLC	10,843	0.3
8,631		Melrose Industries PLC	21,383	0.5
869		Mondi PLC	16,639	0.4
6,240		National Grid PLC	67,562	1.5
229		Next PLC	17,407	0.4
812	(2)	Ocado Group PLC	13,208	0.3
1,398		Pearson PLC	12,677	0.3
569		Persimmon PLC	15,175	0.3
944		Phoenix Group Holdings PLC	8,024	0.2
4,663		Prudential PLC	84,499	1.9
1,128		Reckitt Benckiser Group PLC	88,073	2.0
3,372		Relx PLC (GBP Exchange)	80,084	1.8
3,320		Rentokil Initial PLC	19,088	0.4
1,585		Rightmove PLC	10,724	0.2
1,973		Rio Tinto PLC	102,561	2.3
3,049		Rolls-Royce Holdings PLC	29,627	0.7
8,149		Royal Bank of Scotland Group PLC	20,771	0.5
1,847		RSA Insurance Group PLC	12,118	0.3
1,950		Sage Group PLC/The	16,571	0.4

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
200	Schroders PLC	$7,560	0.2
1,955	Segro PLC	19,490	0.4
426	Severn Trent PLC	11,339	0.3
1,570	Smith & Nephew PLC	37,808	0.9
711	Smiths Group PLC	13,719	0.3
132	Spirax-Sarco Engineering PLC	12,717	0.3
1,835	SSE PLC	28,071	0.6
939	St. James's Place PLC	11,294	0.3
4,722	Standard Chartered PLC	39,636	0.9
4,260	Standard Life Aberdeen PLC	14,962	0.3
5,839	Taylor Wimpey PLC	11,590	0.3
17,354	Tesco PLC	51,306	1.2
1,954	Unilever PLC	117,439	2.7
1,224	United Utilities Group PLC	12,424	0.3
48,158	Vodafone Group PLC	95,945	2.2
239	Whitbread PLC	12,614	0.3
3,959	WM Morrison Supermarkets PLC	9,748	0.2
2,193	WPP PLC	27,459	0.6
		3,438,536	78.6

	Total Common Stock
	(Cost $4,211,613)	4,089,589	93.5

CLOSED-END FUNDS: 0.4%
	United Kingdom: 0.4%
2,653	Scottish Mortgage Investment Trust PLC	16,409	0.4

	Total Closed-End Funds
	(Cost $17,771)	16,409	0.4

	Total Long-Term Investments
	(Cost $4,229,384)	4,105,998	93.9

SHORT-TERM INVESTMENTS: 3.5%
	Mutual Funds: 3.5%
154,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $154,000)	154,000	3.5

	Total Short-Term Investments
	(Cost $154,000)	154,000	3.5

	Total Investments in Securities (Cost $4,383,384)	$4,259,998	97.4
	Assets in Excess of Other Liabilities	114,680	2.6
	Net Assets	$4,374,678	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of September 30, 2019.

Sector Diversification	Percentage of Net Assets
Financials	18.1%
Consumer Staples	15.2
Energy	14.9
Health Care	10.3
Materials	9.9
Industrials	9.1
Consumer Discretionary	6.1
Communication Services	5.1
Utilities	2.9
Real Estate	1.0
Information Technology	0.9
Financial	0.4
Short-Term Investments	3.5
Assets in Excess of Other Liabilities	2.6
Net Assets	100.0%

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$79,670	$–	$79,670
Bermuda	–	10,203	–	10,203
Germany	–	9,070	–	9,070
Ireland	–	40,896	–	40,896
Mexico	–	2,785	–	2,785
Netherlands	–	424,583	–	424,583
Russia	–	7,809	–	7,809
Switzerland	–	70,871	–	70,871
United Arab Emirates	–	5,166	–	5,166
United Kingdom	–	3,438,536	–	3,438,536
Total Common Stock	–	4,089,589	–	4,089,589
Closed-End Funds	–	16,409	–	16,409
Short-Term Investments	154,000	–	–	154,000
Total Investments, at fair value	$154,000	$4,105,998	$–	$4,259,998
Other Financial Instruments+
Forward Foreign Currency Contracts	–	17,988	–	17,988
Total Assets	$154,000	$4,123,986	$–	$4,277,986
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(31,192)	$–	$(31,192)
Total Liabilities	$–	$(31,192)	$–	$(31,192)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 99,000	USD 123,347	Brown Brothers Harriman & Co.	12/18/19	$(1,226)
GBP 1,926,000	USD 2,405,779	State Street Bank and Trust Co.	12/18/19	(29,966)
USD 112,867	GBP 90,000	The Bank of New York Mellon	12/18/19	1,848
USD 2,403,055	GBP 1,935,000	The Bank of New York Mellon	12/18/19	16,140
				$(13,204)

Currency Abbreviations
GBP	-	British Pound
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $4,761,964.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$193,645
Gross Unrealized Depreciation	(655,266)

Net Unrealized Depreciation	$(461,621)